Schedule of Purchase Warrants Outstanding (Details)	9 Months Ended
Sep. 30, 2022 $ / shares shares
Warrant one [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	1,000,000
Compensation warrants, exercise price | $ / shares	$ 0.16
Expiry date	Mar. 04, 2023
Warrant two [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	50,000
Compensation warrants, exercise price | $ / shares	$ 0.32
Expiry date	Jun. 06, 2023
Warrant three [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	1,962,999
Compensation warrants, exercise price | $ / shares	$ 0.07
Expiry date	Sep. 08, 2023
Warrant four [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	1,200,000
Compensation warrants, exercise price | $ / shares	$ 0.09
Expiry date	Sep. 08, 2023
Warrant five [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	358,080
Compensation warrants, exercise price | $ / shares	$ 0.08
Expiry date	Sep. 08, 2023
Warrant six [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	660,000
Compensation warrants, exercise price | $ / shares	$ 0.10
Expiry date	Sep. 30, 2023
Warrant seven [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	21,705,438
Compensation warrants, exercise price | $ / shares	$ 0.33
Expiry date	Mar. 15, 2024
Warrant eight [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	3,383,939
Compensation warrants, exercise price | $ / shares	$ 0.33
Expiry date	Mar. 16, 2024
Warrant nine [Member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	2,954,545
Compensation warrants, exercise price | $ / shares	$ 0.33
Expiry date	Mar. 17, 2024
Warrant ten [Member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	10,614,123
Compensation warrants, exercise price | $ / shares	$ 0.33
Expiry date	Mar. 18, 2024
Warrant eleven [Member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	21,431,754
Compensation warrants, exercise price | $ / shares	$ 0.33
Expiry date	Mar. 24, 2024
Warrant twelve [Member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	2,653,000
Compensation warrants, exercise price | $ / shares	$ 0.33
Expiry date	Mar. 28, 2024
Warrant thirteen [Member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	36,268,450
Compensation warrants, exercise price | $ / shares	$ 0.36
Expiry date	Jun. 29, 2025
Warrant fourteen [Member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	3,001,440
Expiry date	Jun. 29, 2025
Warrant fourteen [member]
IfrsStatementLineItems [Line Items]
Compensation warrants, exercise price | $ / shares	$ 0.23
Warrant fifteen [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	625,000
Compensation warrants, exercise price | $ / shares	$ 0.36
Expiry date	Jun. 29, 2025
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	107,868,768